[redacted]

13003357

20 Broad Street
New York, NY 10005

NYSE REGULATION

Received SEC

SEP 19 2013

Washington, DC 20549

CERT NYS

File No. 001-15060

September 19, 2013

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	UBS AG
	Issuer CIK:	0001114446
	SEC File Number:	001-15060
	Form 8-A Date:	9/18/2013

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

ETRACS Diversified High Income Exchange Traded Notes (ETNs) due September 18, 2043 Linked to the NYSE Diversified High Income Index

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance